STATEMENTS OF UNALLOCATED RESERVE AND TRUST CORPUS (Equity) (USD $)	Total USD ($)	Unallocated Reserve Number of Units	Unallocated Reserve USD ($)	Trust Corpus USD ($)
BALANCE at Jan. 31, 2010			$ 1,127,832	$ 3
BALANCE (in units) at Jan. 31, 2010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(1,640,001)
BALANCE at May. 20, 2010
BALANCE at Jan. 31, 2010			1,127,832	3
BALANCE (in units) at Jan. 31, 2010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(10,496,008)
BALANCE at Aug. 20, 2010
BALANCE at Jan. 31, 2010			1,127,832	3
BALANCE (in units) at Jan. 31, 2010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(11,939,209)
BALANCE at Nov. 20, 2010
BALANCE at Jan. 31, 2010			1,127,832	3
BALANCE (in units) at Jan. 31, 2010		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	32,463,194		32,463,194
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
BALANCE at Oct. 31, 2010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution declared $.49, $.76, $.65, for January 15, 2013 January 13, 2012 and January 14, 2011 respectively, and paid on February 20, 2013, 2012 and 2011, respectively			(8,528,006)
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(656,001)
BALANCE at May. 20, 2011
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(7,872,006)
BALANCE at Aug. 20, 2011
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(14,694,411)
BALANCE at Nov. 20, 2011
BALANCE at Jan. 31, 2011			987,802	3
BALANCE (in units) at Jan. 31, 2011		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	33,237,332		33,237,332
BALANCE at Jan. 31, 2012	3		1,031,508	3
BALANCE (in units) at Jan. 31, 2012		13,120,010
BALANCE at Oct. 31, 2011
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	6,285,449
Distribution declared $.49, $.76, $.65, for January 15, 2013 January 13, 2012 and January 14, 2011 respectively, and paid on February 20, 2013, 2012 and 2011, respectively			(9,971,208)
BALANCE at Jan. 31, 2012	3		1,031,508	3
BALANCE (in units) at Jan. 31, 2012		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(852,801)
BALANCE at May. 20, 2012
BALANCE at Jan. 31, 2012			1,031,508	3
BALANCE (in units) at Jan. 31, 2012		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(8,396,806)
BALANCE at Aug. 20, 2012
BALANCE at Jan. 31, 2012			1,031,508	3
BALANCE (in units) at Jan. 31, 2012		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Distribution paid $1.13, $.64, $.07, $1.12, $.60, $.05, $.91, $.80, $.125 per unit for November 20, 2012, August 20, 2012, May 20, 2012, November 20, 2011, August 20, 2011, May 20, 2011, November 20, 2010, August 20, 2010, May 20, 2010, respectively			(14,825,611)
BALANCE at Nov. 20, 2012
BALANCE at Jan. 31, 2012	3		1,031,508	3
BALANCE (in units) at Jan. 31, 2012		13,120,010
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	30,654,737		30,654,737
BALANCE at Jan. 31, 2013	3		1,182,222	3
BALANCE (in units) at Jan. 31, 2013		13,120,010
BALANCE at Oct. 31, 2012
Increase (Decrease) in Unallocated Reserve and Trust Corpus
Net income	4,787,533
Distribution declared $.49, $.76, $.65, for January 15, 2013 January 13, 2012 and January 14, 2011 respectively, and paid on February 20, 2013, 2012 and 2011, respectively			(6,428,805)
BALANCE at Jan. 31, 2013	$ 3		$ 1,182,222	$ 3
BALANCE (in units) at Jan. 31, 2013		13,120,010